Components Of Net Periodic Benefit Cost (Income) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 252.9	$ 264.0	$ 276.4
Expected return on assets	(285.7)	(337.4)	(365.0)
Amortization of prior service cost	0.7	0.7	0.7
Recognized net actuarial loss	124.0	78.5	54.3
Net periodic benefit cost	91.9	5.8	(33.6)
International Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	8.6	10.7	14.5
Interest cost	113.1	126.4	119.7
Expected return on assets	(136.1)	(135.3)	(129.5)
Amortization of prior service cost	(0.5)	(0.1)
Recognized net actuarial loss	36.9	26.8	26.0
Curtailment gain	(5.7)
Net periodic benefit cost	16.3	28.5	30.7
Other Postretirement Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	0.5	0.4	0.4
Interest cost	8.7	10.0	10.7
Expected return on assets	(0.5)	(0.5)	(0.5)
Amortization of prior service cost	1.8	1.8	1.4
Recognized net actuarial loss	3.2	4.2	3.7
Net periodic benefit cost	$ 13.7	$ 15.9	$ 15.7